                        SEMIANNUAL REPORT MAY 31, 1997

                                 OPPENHEIMER
                                 QUEST GLOBAL
                               VALUE FUND, INC.

                                   [PHOTO]

                           [OPPENHEIMERFUNDS LOGO]
                               OPPENHEIMERFUNDS
                           THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 Fund Performance

 6 An Interview With the Fund's Managers

11 Statement of Investments

18 Statement of Assets & Liabilities

20 Statement of Operations

21 Statements of Changes in Net Assets

22 Financial Highlights

25 Notes to Financial Statements

33 Officers & Directors

36 Information & Services


Report HIGHLIGHTS

-    OPPENHEIMER QUEST GLOBAL VALUE FUND, INC. IN THE NEWS.

Oppenheimer Quest Global Value Fund, Inc. was listed in Money magazine as the top foreign stock fund for achieving outstanding total returns while minimizing portfolio risk.(1)

- THE U.S. ECONOMIC ENVIRONMENT over the past six months has truly benefited American investors. In this country, we've continued to enjoy a strong dollar, robust corporate earnings and a healthy economy.

- ACROSS EUROPE, a wave of corporate restructuring has presented some very exciting opportunities, as these companies strive to emulate the successful reorganizations which occurred in the United States ten years ago.

- INVESTORS SHOULD CONSIDER long-term performance that is derived from owning the right companies, rather than being invested in the right countries at the right time. This is where in-depth research and analysis can make the difference.


TOTAL RETURNS
For the Period Ended 5/31/97(2)

CLASS A
         6 months                 1 year

         10.52%                   17.58%

CLASS B
         6 months                 1 year

         10.19%                   16.96%

CLASS C
         6 months                 1 year

         10.28%                   17.06%

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. The Fund's investment adviser is OppenheimerFunds, Inc. and its Sub-adviser is OpCap Advisors (formerly Quest for Value Advisors, the Fund's adviser until 11/22/95).

1. Money, March 1997, pp. 49-52. Article name: "Top Funds: Where to Earn Without Getting Burned."

2. Includes change in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Total returns for the 6-month period are cumulative and are not annualized.





2       Oppenheimer Quest Global Value Fund, Inc.

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer Quest
Global Value Fund, Inc.


Dear SHAREHOLDER,

I'd like to welcome you to the premier issue of our newly redesigned shareholder reports. As you can see, we've changed the format to allow easier access to the information you need to monitor your investments. Some notable additions are "at-a-glance" report highlights and charts that let you quickly assess how your Fund has performed. On the following pages, your portfolio team discuss their current investment thinking, your Fund's strategies, and performance. Before these commentaries, I'd like to share a few global observations.

    As we consider the world's financial markets over the past six months, some global trends emerge. For example, inflation has hit its lowest level in three decades worldwide, which has helped spur many bullish financial markets. The United States has been a beneficiary of this low inflation environment, as well as of a strong dollar, robust corporate earnings and a healthy economy. However, many financial analysts are now concerned that the United States has reached a point in the business cycle where earnings could decline because companies are unable to further reduce costs.

    On the other hand, a wave of corporate restructuring throughout Europe has resulted in some exciting changes and opportunities. Because a similar restructuring took place in the United States ten years ago, European companies have been able to enjoy the benefit of hindsight by following our footsteps. Latin America, too, has begun to shift its economies more toward the U.S. capitalist model and has reported positive earnings growth along the way.

    With major changes occurring in today's economies around the globe, it's more important than ever to maintain a diversified portfolio across different countries and market sectors. Now is the time to speak to your financial adviser to ensure that your assets are allocated properly, so you have the opportunity to benefit from investments in both domestic and international funds. It's important to remember that investing abroad can involve greater risk and expenses -- including political and economic uncertainties -- and should be undertaken with a long-term approach in mind.

    To keep in touch with our views on the markets, visit our website, WWW.OPPENHEIMERFUNDS.COM, where you can access your account information and fund performance data 24 hours a day. The site also features prospectuses, timely market updates and insightful commentaries. Our new shareholder reports and presence on the Internet are just two examples of our commitment to keeping you well informed.

    Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

Sincerely,


Bridget A. Macaskill                                       June 20, 1997





3       Oppenheimer Quest Global Value Fund, Inc.

AVG ANNUAL TOTAL RETURNS
For the Period Ended 6/30/97(1)
CLASS A
                            Since
 1 year        5 year       Inception

 15.86%        14.34%       10.72%

CLASS B
                            Since
 1 year        5 year       Inception

 17.31%        N/A          14.11%

CLASS C
                            Since
 1 year        5 year       Inception

 21.36%        N/A          14.58%


PERFORMANCE update

Oppenheimer Quest Global Value Fund, Inc. performed very well over the past six months. As of June 30, 1997 the Fund's Class A shares ranked in the top quartile of all global funds rated by Lipper Analytical Services for the 1-, 3- and 5-year periods.(2) In addition, the Fund's Class A shares were ranked ***** among 508 (3-year) and 227 (5-year) international equity funds for the combined 3- and 5-year periods ended June 30, 1997 by Morningstar Mutual Funds.(3)


GROWTH OF $10,000
Over five years(4)

                                  Oppenheimer Quest
                                     Global Value
                                       Fund, Inc.
                                     Class A shares
            MSCI World Index      (at net asset value)
            ----------------      --------------------
6/30/92        10000                  10000
               10165.3                9936
               10138.6                9941
               11007.7                10688
6/30/93        11675.3                11261
               12222.8                12034
               12420.1                12362
               12496.1                12443
6/30/94        12870.9                12677
               13146.7                12983
               13050.5                12754
               13660.9                13079
6/30/95        14244                  14281
               15039.6                15246
               15754.7                15436
               16395.8                16148
6/30/96        16870.7                16720
               17095.6                17033
               17878.2                17950
               17929.7                18375
6/30/97        20628.1                20554


1. Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 7/2/90. The Fund's maximum sales charge for Class A shares was lower prior to 11/22/95, so actual performance may have been greater. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 9/1/93). Class C returns include the contingent deferred sales charge of 1% for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge and Class A shares are subject to an annual 0.25% asset-based sales charge.

2. Source: Lipper Analytical Services, Inc., 6/30/97. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 44 of 175 (1-year), 21 of 104 (3-year) and 10 of 45 (5-year) among global funds for the period ended 6/30/97. Past performance does not guarantee future results.





4       Oppenheimer Quest Global Value Fund, Inc.

Portfolio REVIEW

Oppenheimer Quest Global Value Fund, Inc. is for investors looking for long-term growth from a portfolio of U.S. and foreign stocks.

WHAT WE LOOK FOR:

- Companies with HIGH RETURN on invested capital.

- Businesses with STRONG INDUSTRY POSITIONS and UNIQUE products or services.

- Companies with OUTSTANDING BALANCE SHEETS.

- Management COMMITTED TO SHAREHOLDER INTERESTS.

TOP 10 STOCK HOLDINGS(5)

--------------------------------------
Federal Home Loan
Mortgage Corp.                    4.5%
--------------------------------------
Citicorp                          4.0
--------------------------------------
McDonnell Douglas Corp.           3.9
--------------------------------------
Intel Corp.                       2.9
--------------------------------------
Wells Fargo & Co.                 2.9
--------------------------------------
DuPont (E.I.)
DeNemours & Co.                   2.5
--------------------------------------
EXEL Ltd.                         2.2
--------------------------------------
Tele-Communications, Inc.         2.1
--------------------------------------
Champion International Corp.      1.9
--------------------------------------
Tenneco, Inc.                     1.9
--------------------------------------


3. Source: Morningstar Mutual Funds, 6/30/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund is ranked 4 stars (3-year) and 5 stars (5-year), weighted 40%/60%, respectively.

4. Results of a hypothetical $10,000 investment in Class A shares on June 30, 1992. The Morgan Stanley Capital International World Index is a broad-based, unmanaged index of foreign and domestic stock including reinvestment of net dividends, and cannot be purchased by investors. Past performance does not guarantee future results.

5. The Fund's portfolio is subject to change. Percentages are based on total market value of stock holdings.





5       Oppenheimer Quest Global Value Fund, Inc.

"Oppenheimer Quest Global Value Fund, Inc. was listed by Money magazine as the TOP foreign stock fund for achieving outstanding total returns while minimizing portfolio risk."


An INTERVIEW with your Fund's managers

HOW HAS THE FUND PERFORMED?

Over the past six months, Oppenheimer Quest Global Value Fund, Inc. performed very well. In fact, the Fund was listed in Money magazine as the top foreign stock fund for achieving outstanding total returns while minimizing portfolio risk.(1) Cumulative total return for the Fund's Class A shares, without deducting sales charges, for the six-month period ended May 31, 1997 was 10.52%.(2)

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

Many of our best-performing stocks attained their high returns by corporate restructuring. As European corporations streamline their operations and focus on their core businesses, they simultaneously enhance their productivity and efficiency. By improving their businesses they are also preparing themselves to compete in the broader potential economic environment of the European Monetary Union. Of course, it's important to keep in mind that while foreign investments offer attractive opportunities, they are subject to greater expenses and risks than U.S. investments, such as adverse currency fluctuations.

        One holding, a Swiss pharmaceutical firm, has continued to perform well for a long time. Through the process of a merger, the company was forced to eliminate its non-core assets, a move that resulted in strengthened cost savings. Another example of a company that benefited from a merger is a German-based producer of software programs for businesses. This company designs internal accounting software programs for large-sized companies such as IBM, Microsoft and DuPont.(3)


1. Money, March 1997, pp. 49-52. Article name: "Top Funds: Where to Earn Without Getting Burned."

2. Includes change in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.





6       Oppenheimer Quest Global Value Fund, Inc.

[PHOTO]

PORTFOLIO MANAGEMENT TEAM (L TO R)
Richard Glasebrook
Pierre Daviron (Fund Manager)


        We've also had success with our holdings in a Czech machinery and engineering company. This was one of the original manufacturing plants that built tramways in Russia, under the former Soviet regime. Because trams are still the primary transport systems in Russia today, many of these trams are old and badly in need of refurbishment. By quickly recognizing this opportunity, this company has become one of the sole suppliers of spare parts and new equipment to tramway systems in Russia, as well as throughout India and Indonesia.

HOW DID OUR U.S. HOLDINGS PERFORM?

Very well. With approximately 46% of the Fund's net assets invested in the United States, the strong performance of these holdings helped to enhance the Fund's overall performance. Generally speaking, our best returns came from within the financial services industry. Two of our strongest holdings were in the banking industry. Wells Fargo & Co., headquartered in California, grew through acquisition and was able to dramatically reduce its operating expenses. Wells Fargo has also instituted a distribution channel for small full-service banking by setting up branches in local supermarket chains. Another bank holding, Citicorp, while profitable in the United States, also enjoyed a successful franchise operation in the Pacific Rim's emerging markets.


3. The Fund's portfolio is subject to change.





7       Oppenheimer Quest Global Value Fund, Inc.

"The weakening yen fueled overseas demand for Japanese products and RE-ESTABLISHED COMPETITION among exporters."


An INTERVIEW with your Fund's managers

In addition, the Fund benefited from our holdings in Federal Home Loan Mortgage Corp., commonly referred to as "Freddie Mac." As a complement to the mortgage business, Freddie Mac also insures the homes it mortgages, which generates large amounts of cash flow. Another strong performer was McDonnell Douglas, an aerospace firm, reporting impressive gains during the period due to its merger with Boeing International.

WHAT ABOUT JAPAN? HOW DID WE DO THERE?

For the most part, Japan showed mixed results. The Japanese market was down during much of the period; however, we did have several Japanese holdings that continued to report profitable gains. Overseas demand for products, fueled in part by the weakening of the yen, helped re-establish competition among exporters. Another positive area in Japan was the non-bank finance industry. Because of the many difficulties within the current Japanese banking system, an environment now exists which favors lending institutions. By borrowing money at low rates and then lending it to customers at much higher rates, these companies are able to enjoy very profitable returns. What's more, operating costs for lending institutions are low, and most of the loans are collateralized, further reducing their risks. This is a very profitable business in Japan right now, and the Fund was able to benefit from these non-bank financial holdings.





8       Oppenheimer Quest Global Value Fund, Inc.

"...long-term performance relates more directly to owning the RIGHT COMPANIES."


DID ANY INVESTMENTS OR MARKET FACTORS HURT THE FUND?

Our holdings in a British automotive component manufacturer were a disappointment. This company is currently in the final stages of a merger, which has caused the stock's price to fall. We remain confident that the combined company will be able to significantly increase profit margins. Another weak performer was Tele-Communications, Inc., a U.S. cable-television distribution firm. The company experienced operating shortfalls, which resulted in productivity problems and compounded an already high level of debt. However, new management is currently in place, and we expect to see a turnaround in the near future.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Our outlook is very positive. We believe we've assembled a portfolio that's made up of many strong companies across a wide range of industries and countries. While it's important to be invested in the right countries, we believe long-term performance relates more directly to owning the right companies. To that end, we plan to maintain our investment style of seeking undervalued companies with high cash flows and strong niche business positions that can reward shareholders with positive returns.





9       Oppenheimer Quest Global Value Fund, Inc.

FINANCIALS





10  Oppenheimer Quest Global Value Fund, Inc.

STATEMENT OF INVESTMENTS   May 31, 1997 (Unaudited)

                                                                                                   MARKET VALUE
                                                                                    SHARES         SEE NOTE 1
=============================================================================================================
COMMON STOCKS--88.3%
--------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--11.8%
--------------------------------------------------------------------------------------------------------------
CHEMICALS--8.0%
Dainippon Ink & Chemicals, Inc.                                                     320,000        $ 1,180,812
--------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                                      65,000          7,076,875
--------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                       80,000          3,750,000
--------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                         90,000          3,960,000
--------------------------------------------------------------------------------------------------------------
PT Tigaraksa Satria                                                                 508,000            689,167
--------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co.(1)                                                             218,900          2,272,968
--------------------------------------------------------------------------------------------------------------
SGL Carbon AG                                                                        18,400          2,740,211
--------------------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co.(2)                                                            82,000          2,054,750
--------------------------------------------------------------------------------------------------------------
Showa Denko K.K.(1)(2)                                                              750,000          1,898,652
                                                                                                  ------------
                                                                                                    25,623,435

--------------------------------------------------------------------------------------------------------------
METALS--1.1%
Noble Group Ltd.(1)                                                                 998,000            873,250
--------------------------------------------------------------------------------------------------------------
Toho Titanium Co.(2)                                                                 60,000            870,162
--------------------------------------------------------------------------------------------------------------
Western Mining Corp. Holdings Ltd.                                                  268,043          1,732,364
                                                                                                  ------------
                                                                                                     3,475,776

--------------------------------------------------------------------------------------------------------------
PAPER--2.7%
Aracruz Celulose SA, Sponsored ADR                                                   78,850          1,606,569
--------------------------------------------------------------------------------------------------------------
AssiDoman AB                                                                         59,000          1,580,321
--------------------------------------------------------------------------------------------------------------
Champion International Corp.                                                        110,000          5,431,250
                                                                                                  ------------
                                                                                                     8,618,140

--------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--13.7%
--------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--2.4%
Calsonic Corp.                                                                      142,000            785,978
--------------------------------------------------------------------------------------------------------------
Corporacion GEO, SA de CV, Series B(1)                                              205,000            982,786
--------------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                                      72,000          2,113,104
--------------------------------------------------------------------------------------------------------------
LucasVarity plc                                                                     544,886          1,722,832
--------------------------------------------------------------------------------------------------------------
Michelin (CGDE), B Shares(1)(2)                                                      21,143          1,157,059
--------------------------------------------------------------------------------------------------------------
Murakami Corp.                                                                       86,000            959,409
                                                                                                  ------------
                                                                                                     7,721,168

--------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--3.2%
Amstrad plc                                                                         510,000          2,204,988
--------------------------------------------------------------------------------------------------------------
Hagemeyer NV                                                                         21,600          1,061,558
--------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                    100,000          5,025,000
--------------------------------------------------------------------------------------------------------------
Verenigd Bezit VNU                                                                   90,000          2,035,684
                                                                                                  ------------
                                                                                                    10,327,230





11  Oppenheimer Quest Global Value Fund, Inc.

                                                                                                   MARKET VALUE
                                                                                    SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Benpres Holdings Corp., Sponsored GDR(1)                                            241,600        $ 1,703,836
--------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                        87,000          1,734,495
--------------------------------------------------------------------------------------------------------------
Tele-Communications, Inc. (New), TCI Group, Series A(1)                             400,000          6,050,000
--------------------------------------------------------------------------------------------------------------
Thomson Corp.                                                                        49,000          1,090,595
                                                                                                  ------------
                                                                                                    10,578,926

--------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.3%
adidas AG                                                                            19,000          2,005,204
--------------------------------------------------------------------------------------------------------------
Cia Tecidos Norte de Minas, Preference                                            3,050,000          1,178,492
--------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.(2)                                                             4,350             95,190
--------------------------------------------------------------------------------------------------------------
Siam Makro Public Co. Ltd.                                                          404,000          1,013,240
                                                                                                  ------------
                                                                                                     4,292,126

--------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--3.5%
Dixons Group plc                                                                    230,098          1,755,583
--------------------------------------------------------------------------------------------------------------
Lotte Confectionery Co.                                                               5,010            685,608
--------------------------------------------------------------------------------------------------------------
Metro AG(1)(2)                                                                       30,000          3,271,649
--------------------------------------------------------------------------------------------------------------
Minolta Co. Ltd.                                                                    150,000            992,448
--------------------------------------------------------------------------------------------------------------
Mycal Corp.(2)                                                                       75,000          1,081,267
--------------------------------------------------------------------------------------------------------------
Ryohin Keikaku Co. Ltd.(2)                                                           14,000          1,058,440
--------------------------------------------------------------------------------------------------------------
Safeway plc                                                                         381,942          2,252,951
                                                                                                  ------------
                                                                                                    11,097,946

--------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--8.0%
--------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Mikuni Coca-Cola Bottling Ltd.                                                       73,000          1,027,375
--------------------------------------------------------------------------------------------------------------
FOOD--0.5%
Bompreco SA Supermercados do Nordeste, Sponsored GDR(3)                              50,000          1,166,635
--------------------------------------------------------------------------------------------------------------
Bompreco SA Supermercados do Nordeste, Sponsored GDR                                 22,000            513,319
                                                                                                  ------------
                                                                                                     1,679,954

--------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--4.2%
Ares-Serono Group, Cl. B                                                              2,000          2,721,485
--------------------------------------------------------------------------------------------------------------
Astra AB Free, Series A                                                              96,000          1,552,759
--------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR, REG S                                                       7,000            584,500
--------------------------------------------------------------------------------------------------------------
Gedeon Richter, GDR                                                                  20,500          1,701,500
--------------------------------------------------------------------------------------------------------------
Novartis AG                                                                           2,340          3,175,867
--------------------------------------------------------------------------------------------------------------
OY Tamro AB                                                                         216,000          1,437,291
--------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                      96,000          2,430,275
                                                                                                  ------------
                                                                                                    13,603,677





12  Oppenheimer Quest Global Value Fund, Inc.

                                                                                                   MARKET VALUE
                                                                                     SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--2.5%
Becton, Dickinson & Co.                                                              65,000        $ 3,201,250
--------------------------------------------------------------------------------------------------------------
Gehe AG                                                                              23,000          1,646,554
--------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                              180,250          3,109,854
                                                                                                  ------------
                                                                                                     7,957,658

--------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.5%
Antofagasta Holdings plc                                                            245,000          1,640,143

--------------------------------------------------------------------------------------------------------------
ENERGY--3.5%
--------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--3.5%
Novus Petroleum Ltd.                                                                700,423          2,575,339
--------------------------------------------------------------------------------------------------------------
PanCanadian Petroleum Ltd.                                                           47,200          1,026,579
--------------------------------------------------------------------------------------------------------------
Repsol SA(2)                                                                         49,000          2,054,471
--------------------------------------------------------------------------------------------------------------
Saga Petroleum AS, Cl. A                                                             78,700          1,587,552
--------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc.                                                                  50,000          1,241,537
--------------------------------------------------------------------------------------------------------------
Total SA, B Shares(2)                                                                28,868          2,645,549
                                                                                                  ------------
                                                                                                    11,131,027

--------------------------------------------------------------------------------------------------------------
FINANCIAL--23.3%
--------------------------------------------------------------------------------------------------------------
BANKS--9.1%
Citicorp                                                                            100,000         11,437,500
--------------------------------------------------------------------------------------------------------------
Credit Suisse Group(2)                                                               17,000          2,136,012
--------------------------------------------------------------------------------------------------------------
Daiwa Bank Ltd.(2)                                                                  317,000          1,243,190
--------------------------------------------------------------------------------------------------------------
Liechtenstein Global Trust AG                                                         2,400          1,387,745
--------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                275,779          2,781,732
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                    31,000          8,168,500
--------------------------------------------------------------------------------------------------------------
Yasuda Trust & Banking Ltd.                                                         665,000          1,997,340
                                                                                                  ------------
                                                                                                    29,152,019

--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--9.7%
American Express Co.                                                                 55,000          3,822,500
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                                    388,000         12,804,000
--------------------------------------------------------------------------------------------------------------
Fletcher Challenge Building(1)                                                      272,000            760,815
--------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                         55,290          2,446,428
--------------------------------------------------------------------------------------------------------------
Manhattan Card Co. Ltd.                                                           2,440,000            889,588
--------------------------------------------------------------------------------------------------------------
Nordbanken AB                                                                        46,000          1,428,539
--------------------------------------------------------------------------------------------------------------
Orix Corp.                                                                           25,000          1,501,759
--------------------------------------------------------------------------------------------------------------
Shohkoh Fund & Co.                                                                    9,000          2,394,233
--------------------------------------------------------------------------------------------------------------
Transamerica Corp.                                                                   55,000          4,998,125
                                                                                                  ------------
                                                                                                    31,045,987





13  Oppenheimer Quest Global Value Fund, Inc.

                                                                                                   MARKET VALUE
                                                                                    SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
ACE Ltd.                                                                             42,500        $ 2,720,000
--------------------------------------------------------------------------------------------------------------
AXA SA                                                                               42,000          2,518,619
--------------------------------------------------------------------------------------------------------------
EXEL Ltd.                                                                           140,000          6,195,000
--------------------------------------------------------------------------------------------------------------
Fuji Fire & Marine Insurance Co. Ltd.                                               160,000            557,453
--------------------------------------------------------------------------------------------------------------
Koelnische Rueckversicherungs AG                                                      2,675          2,289,861
                                                                                                  ------------
                                                                                                    14,280,933

--------------------------------------------------------------------------------------------------------------
INDUSTRIAL--8.9%
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.2%
Inaba Denkisangyo Co.                                                                70,000          1,261,478
--------------------------------------------------------------------------------------------------------------
Le Carbone-Lorraine                                                                   8,000          1,860,629
--------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                           195,000          1,104,437
--------------------------------------------------------------------------------------------------------------
Schneider SA(2)                                                                      21,690          1,043,938
--------------------------------------------------------------------------------------------------------------
Siebe plc                                                                           120,574          1,903,199
                                                                                                  ------------
                                                                                                     7,173,681

--------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--1.2%
Bridon plc                                                                          524,856            826,736
--------------------------------------------------------------------------------------------------------------
Holderbank Financiere Glarus AG(2)                                                    2,100          1,843,682
--------------------------------------------------------------------------------------------------------------
Kinden Corp.                                                                            200              2,660
--------------------------------------------------------------------------------------------------------------
Sho-Bond Corp.                                                                       40,000          1,146,486
                                                                                                  ------------
                                                                                                     3,819,564

--------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.4%
CKD Praha Holding AS(1)                                                              30,200            693,419
--------------------------------------------------------------------------------------------------------------
Toyo Corp.                                                                           53,000            445,722
                                                                                                  ------------
                                                                                                     1,139,141

--------------------------------------------------------------------------------------------------------------
MANUFACTURING--4.7%
Alfa SA, Cl. A                                                                      280,000          1,653,610
--------------------------------------------------------------------------------------------------------------
Atlas Copco AB, A Shares                                                            115,000          3,095,167
--------------------------------------------------------------------------------------------------------------
Kalmar Industries                                                                    67,000          1,170,396
--------------------------------------------------------------------------------------------------------------
Schweizerische Industrie Gesellschaft Holding AG                                        350          1,051,483
--------------------------------------------------------------------------------------------------------------
Sodick Co.(1)(2)                                                                    100,000            986,870
--------------------------------------------------------------------------------------------------------------
Tenneco, Inc.                                                                       120,000          5,370,000
--------------------------------------------------------------------------------------------------------------
Vidrala SA                                                                           38,000          1,601,164
                                                                                                  ------------
                                                                                                    14,928,690

--------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.4%
Canadian Pacific Ltd.                                                                42,750          1,137,447





14  Oppenheimer Quest Global Value Fund, Inc.

                                                                                                  MARKET VALUE
                                                                                 SHARES           SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY--16.4%
--------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--4.4%
Lockheed Martin Corp.                                                                35,000        $ 3,276,875
--------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp.                                                             170,000         10,943,750
                                                                                                  ------------
                                                                                                    14,220,625

--------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.9%
Canon, Inc.                                                                         116,000          2,936,583
--------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--1.6%
Konami Co. Ltd.(2)                                                                   36,200          1,289,196
--------------------------------------------------------------------------------------------------------------
SAP AG                                                                               21,000          3,752,898
                                                                                                  ------------
                                                                                                     5,042,094

--------------------------------------------------------------------------------------------------------------
ELECTRONICS--7.9%
ABB AB, A Shares                                                                    140,000          1,893,072
--------------------------------------------------------------------------------------------------------------
CAE, Inc.                                                                           179,870          1,414,873
--------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                          55,000          8,332,500
--------------------------------------------------------------------------------------------------------------
Nokia AB                                                                             71,000          4,648,451
--------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                          65,000          1,305,243
--------------------------------------------------------------------------------------------------------------
Rohm Co.                                                                             11,000          1,142,195
--------------------------------------------------------------------------------------------------------------
SGS-Thomson Microelectronics NV(1)                                                   28,300          2,304,674
--------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                           35,000          2,946,451
--------------------------------------------------------------------------------------------------------------
Unican Security Systems Ltd., Cl. B                                                  62,000          1,292,286
                                                                                                  ------------
                                                                                                    25,279,745

--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--1.6%
Ericsson Telecomunicacoes SA                                                     33,000,000          1,847,956
--------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                        135,000          1,645,070
--------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                     130             80,996
--------------------------------------------------------------------------------------------------------------
SK Telecommunications Co. Ltd., ADR                                                  97,130            898,452
--------------------------------------------------------------------------------------------------------------
SPT Telecom AS(1)                                                                     7,300            673,828
                                                                                                  ------------
                                                                                                     5,146,302

--------------------------------------------------------------------------------------------------------------
UTILITIES--2.7%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Cie Generale des Eaux                                                                13,308          1,639,971
--------------------------------------------------------------------------------------------------------------
Kyushu Electric Power Co.                                                            78,000          1,372,179
                                                                                                  ------------
                                                                                                     3,012,150

--------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Precision Drilling Corp.(1)                                                          51,050          2,270,593
--------------------------------------------------------------------------------------------------------------
Seoul City Gas Co. Ltd.(1)                                                           16,110            840,285
                                                                                                  ------------
                                                                                                     3,110,878





15  Oppenheimer Quest Global Value Fund, Inc.

                                                                                                   MARKET VALUE
                                                                               SHARES              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.8%
Telecom Italia Mobile SpA                                                           830,000       $  1,452,181
--------------------------------------------------------------------------------------------------------------
Telecom Italia SpA(2)                                                               550,000          1,209,363
                                                                                                  ------------
                                                                                                     2,661,544
                                                                                                  ------------
Total Common Stocks (Cost $203,636,265)                                                            282,861,964


                                                                                 UNITS
==============================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------
Cie Generale des Eaux Wts., Exp. 5/01 (Cost $0)                                      13,308              9,124


                                                                                 FACE
                                                                                 AMOUNT
==============================================================================================================
SHORT-TERM NOTES--11.7%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.45%, 6/2/97 (Cost $37,584,309)(4)                     $37,590,000         37,584,309

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $241,220,574)                                       100.0%       320,455,397
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.0             33,743
                                                                                -----------       ------------
NET ASSETS                                                                            100.0%      $320,489,140
                                                                                ===========       ============





16  Oppenheimer Quest Global Value Fund, Inc.

-------------------------------------------------------------------------------
Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                                                                        MARKET VALUE            PERCENT
--------------------------------------------------------------------------------------------------------------
United States                                                                  $150,147,435               47.0%
--------------------------------------------------------------------------------------------------------------
Japan                                                                            44,099,373               13.9
--------------------------------------------------------------------------------------------------------------
Great Britain                                                                    18,198,019                5.7
--------------------------------------------------------------------------------------------------------------
Germany                                                                          15,706,377                4.9
--------------------------------------------------------------------------------------------------------------
France                                                                           13,179,563                4.1
--------------------------------------------------------------------------------------------------------------
Switzerland                                                                      12,316,273                3.8
--------------------------------------------------------------------------------------------------------------
Sweden                                                                           10,720,250                3.3
--------------------------------------------------------------------------------------------------------------
Canada                                                                            9,473,909                3.0
--------------------------------------------------------------------------------------------------------------
 Brazil                                                                           6,312,972                2.0
--------------------------------------------------------------------------------------------------------------
Finland                                                                           6,085,742                1.9
--------------------------------------------------------------------------------------------------------------
The Netherlands                                                                   5,543,671                1.7
--------------------------------------------------------------------------------------------------------------
Australia                                                                         4,307,703                1.3
--------------------------------------------------------------------------------------------------------------
Spain                                                                             3,655,635                1.1
--------------------------------------------------------------------------------------------------------------
Italy                                                                             2,661,544                0.8
--------------------------------------------------------------------------------------------------------------
Mexico                                                                            2,636,396                0.8
--------------------------------------------------------------------------------------------------------------
Korea, Republic of (South)                                                        2,505,342                0.8
--------------------------------------------------------------------------------------------------------------
Hungary                                                                           2,286,000                0.7
--------------------------------------------------------------------------------------------------------------
Hong Kong                                                                         1,762,838                0.6
--------------------------------------------------------------------------------------------------------------
Singapore                                                                         1,734,498                0.5
--------------------------------------------------------------------------------------------------------------
Ecuador                                                                           1,703,836                0.5
--------------------------------------------------------------------------------------------------------------
Norway                                                                            1,587,552                0.5
--------------------------------------------------------------------------------------------------------------
Czech Republic                                                                    1,367,247                0.4
--------------------------------------------------------------------------------------------------------------
Thailand                                                                          1,013,240                0.3
--------------------------------------------------------------------------------------------------------------
New Zealand                                                                         760,815                0.2
--------------------------------------------------------------------------------------------------------------
Indonesia                                                                           689,167                0.2
                                                                               ------------              -----
Total                                                                          $320,455,397              100.0%
                                                                               ============              =====

1. Non-income producing security.
2. Loaned security--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,166,635, or 0.36% of the Fund's net assets, at May 31, 1997.
4. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.
See accompanying Notes to Financial Statements.





17  Oppenheimer Quest Global Value Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES MAY 31, 1997 (Unaudited)

===============================================================================================================
ASSETS
Investments, at value (cost $241,220,574)--see accompanying statement                              $320,455,397
---------------------------------------------------------------------------------------------------------------
Collateral for securities loaned--Note 6                                                             20,863,942
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency
exchange contracts--Note 5                                                                                2,519
---------------------------------------------------------------------------------------------------------------
Receivables:
Shares of capital stock sold                                                                          1,890,160
Interest and dividends                                                                                  623,875
Investments sold                                                                                        317,997
---------------------------------------------------------------------------------------------------------------
Other                                                                                                    40,852
                                                                                                   ------------
Total assets                                                                                        344,194,742

===============================================================================================================
LIABILITIES
Bank overdraft                                                                                          678,489
---------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned--Note 6                                                   20,863,942
---------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                                                               12,562
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                 1,562,351
Shares of capital stock redeemed                                                                        275,469
Distribution and service plan fees                                                                      124,036
Shareholder reports                                                                                     113,992
Transfer and shareholder servicing agent fees                                                             6,954
Directors' fees                                                                                           1,537
Other                                                                                                    66,270
                                                                                                   ------------
Total liabilities                                                                                    23,705,602

===============================================================================================================
NET ASSETS                                                                                         $320,489,140
                                                                                                   ============

===============================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                                               $    183,092
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          235,929,384
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                     135,035
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                         5,000,074
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                          79,241,555
                                                                                                   ------------
Net assets                                                                                         $320,489,140
                                                                                                   ============





18  Oppenheimer Quest Global Value Fund, Inc.

===============================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$230,408,544 and 13,097,978 shares of capital stock outstanding)                                         $17.59
Maximum offering price per share (net asset value plus sales charge  of
5.75% of offering price)                                                                                 $18.66
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $64,581,248 and 3,734,357 shares of capital stock outstanding)                                 $17.29
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $25,499,348 and 1,476,907 shares of capital stock outstanding)                                 $17.27

See accompanying Notes to Financial Statements.





19  Oppenheimer Quest Global Value Fund, Inc.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MAY 31, 1997 (Unaudited)

===============================================================================================================
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $169,807)                                            $ 2,153,420
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                747,114
---------------------------------------------------------------------------------------------------------------
Lending fees--Note 6                                                                                     27,403
                                                                                                    -----------
Total income                                                                                          2,927,937

===============================================================================================================
EXPENSES
Management fees--Note 4                                                                               1,026,250
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                                 513,249
Class B                                                                                                 243,987
Class C                                                                                                  97,852
---------------------------------------------------------------------------------------------------------------
Administrative fees--Note 4                                                                             342,084
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                   104,203
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              80,662
---------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      63,488
---------------------------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                                  28,537
Class B                                                                                                  16,813
Class C                                                                                                   7,418
---------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                  29,965
---------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                              5,759
---------------------------------------------------------------------------------------------------------------
Other                                                                                                    17,411
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                                        2,577,678

===============================================================================================================
NET INVESTMENT INCOME                                                                                   350,259

===============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                           8,660,922
Foreign currency transactions                                                                        (3,280,444)
                                                                                                   ------------
Net realized gain                                                                                     5,380,478
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                          24,678,972
Translation of assets and liabilities denominated in foreign currencies                              (2,098,120)
                                                                                                   ------------
Net change                                                                                           22,580,852
                                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN                                                                     27,961,330

===============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $28,311,589
                                                                                                   ============

See accompanying Notes to Financial Statements.





20  Oppenheimer Quest Global Value Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS ENDED    YEAR ENDED
                                                                               MAY 31, 1997        NOVEMBER 30,
                                                                               (UNAUDITED)         1996
===============================================================================================================
OPERATIONS
Net investment income                                                          $    350,259        $    310,505
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 5,380,478           7,971,101
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                            22,580,852          24,507,199
                                                                               ------------        ------------
Net increase in net assets resulting from operations                             28,311,589          32,788,805

===============================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                             (68,106)         (1,335,495)
Class B                                                                                  --             (79,285)
Class C                                                                                  --             (18,174)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          (6,430,678)        (12,615,414)
Class B                                                                          (1,344,531)         (1,413,588)
Class C                                                                            (546,222)           (405,576)

===============================================================================================================
CAPITAL STOCK TRANSACTIONS
Net increase in net assets resulting from
capital stock transactions--Note 2:
Class A                                                                          23,707,415          17,211,738
Class B                                                                          22,151,833          18,976,456
Class C                                                                           7,924,120          10,628,255

===============================================================================================================
NET ASSETS
Total increase                                                                   73,705,420          63,737,722
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                             246,783,720         183,045,998
                                                                               ------------        ------------
End of period [including undistributed
(overdistributed) net investment income of $135,035
and $(147,118), respectively]                                                  $320,489,140        $246,783,720
                                                                               ============        ============

See accompanying Notes to Financial Statements.





21  Oppenheimer Quest Global Value Fund, Inc.

FINANCIAL HIGHLIGHTS


                                            CLASS A
                                            ------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED MAY 31,
                                            1997             YEAR ENDED NOVEMBER 30,
                                            (UNAUDITED)      1996             1995(2)         1994
========================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $16.48          $15.49            $14.16            $13.54
--------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     .03             .03               .11(3)            .01(3)
Net realized and unrealized gain (loss)         1.64            2.33              2.45              1.10
                                           ---------       ---------         ---------         ---------
Total income (loss) from investment
 operations                                     1.67            2.36              2.56              1.11

--------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income            (.01)           (.13)               --                --
Distributions from net realized gain            (.55)          (1.24)            (1.23)             (.49)
                                           ---------       ---------         ---------         ---------
Total dividends and distributions
to shareholders                                 (.56)          (1.37)            (1.23)             (.49)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                $17.59          $16.48            $15.49            $14.16
                                           =========       =========         =========         =========

========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)            10.52%          16.60%            19.75%             8.37%

========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                              $230,409        $192,000          $161,693          $148,044
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $206,157        $174,838          $154,288          $148,461
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                    0.37%(6)        0.19%             0.77%             0.05%(5)
Expenses                                        1.75%(6)        1.88%             1.88%             1.92%(5)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                      18.6%           47.8%             76.0%             70.0%
Average brokerage commission rate(8)         $0.0057         $0.0045                --                --

1. For the period from September 1, 1993 (inception of offering) to November 30, 1993.
2. On November 22, 1995, OppenheimerFunds, Inc. became the Investment adviser to the Fund.
3. Based on average shares outstanding for the period.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.





22  Oppenheimer Quest Global Value Fund, Inc.

CLASS A                            CLASS B
---------------------------       -----------------------------------------------------------------------------
                                   SIX MONTHS
                                   ENDED MAY 31,
                                   1997              YEAR ENDED NOVEMBER 30,
1993              1992             (UNAUDITED)       1996             1995(2)           1994              1993(1)
================================================================================================================
   $12.30           $11.25          $16.25            $15.30           $14.07            $13.52           $13.75

----------------------------------------------------------------------------------------------------------------
       --(3)           .12(3)          .01                --              .02(3)           (.06)(3)         (.02)(3)
     2.26              .93            1.58              2.26             2.44              1.10             (.21)
---------        ---------        --------          --------        ---------          --------        ---------

----------------------------------------------------------------------------------------------------------------
     2.26             1.05            1.59              2.26             2.46              1.04            (.23)

----------------------------------------------------------------------------------------------------------------
     (.12)              --              --              (.07)              --                --               --
     (.90)              --            (.55)            (1.24)           (1.23)             (.49)              --
----------       ---------       ---------         ---------        ---------        ----------        ---------

    (1.02)              --            (.55)            (1.31)           (1.23)             (.49)              --

----------------------------------------------------------------------------------------------------------------
   $13.54           $12.30          $17.29            $16.25           $15.30            $14.07           $13.52
=========        =========       =========         =========        =========        ==========        =========

================================================================================================================
    19.72%            9.33%          10.19%            16.03%           19.12%             7.84%           (1.67)%

================================================================================================================

 $135,616         $111,207         $64,581           $38,634          $16,980           $10,268           $1,676
----------------------------------------------------------------------------------------------------------------
 $125,158         $125,786         $49,090           $27,351          $13,908           $ 5,982           $1,015
----------------------------------------------------------------------------------------------------------------

     0.04%(5)         0.72%(5)       (0.07)%(6)        (0.03)%           0.16%            (0.44)%(5)       (0.76)%(5)(6)
     1.76%(5)         1.76%(5)        2.29%(6)          2.41%            2.47%             2.50%(5)         2.26%(5)(6)
----------------------------------------------------------------------------------------------------------------
     46.0%            62.0%           18.6%             47.8%            76.0%             70.0%            46.0%
       --               --         $0.0057           $0.0045               --                --               --

5. During the periods noted above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets for Class A would have been 0.04% and 1.93%, respectively, for the year ended November 30, 1994, (0.11)% and 1.91%, respectively, for the year ended November 30, 1993 and 0.64% and 1.84%, respectively, for the year ended November 30, 1992. The ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets would have been (0.45)% and 2.51%, respectively, for Class B and (0.59)% and 2.66%, respectively, for Class C, for the year ended November 30, 1994 and (0.82)% and 2.32%, annualized, respectively, for Class B and (0.78)% and 2.35%, annualized, respectively, for Class C, for the period September 1, 1993 (inception of offering) to November 30, 1993.
6. Annualized.





23  Oppenheimer Quest Global Value Fund, Inc.


                                            CLASS C
                                            ---------------------------------------------------------------------------
                                            SIX MONTHS ENDED MAY 31,
                                            1997            YEAR ENDED NOVEMBER 30,
                                            (UNAUDITED)     1996              1995(2)           1994              1993(1)
========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period        $16.22           $15.26           $14.06            $13.52            $13.75
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                   .05             (.04)              --(3)           (.08)(3)          (.02)(3)
Net realized and
unrealized gain (loss)                        1.55             2.29             2.43              1.11              (.21)
                                           -------          -------          -------           -------           -------
Total income (loss) from investment
operations                                    1.60             2.25             2.43              1.03              (.23)
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income            --             (.05)              --                --                --
Distributions from net realized gain          (.55)           (1.24)           (1.23)             (.49)               --
                                           -------          -------          -------           -------           -------
Total dividends and distributions
to shareholders                               (.55)           (1.29)           (1.23)             (.49)               --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $17.27           $16.22           $15.26            $14.06            $13.52
                                           =======          =======          =======           =======           =======
========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)          10.28%           16.04%           18.90%             7.77%            (1.67)%

========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                             $25,499          $16,149           $4,373            $2,415              $244
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $19,683          $10,152           $3,834            $1,150              $200
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                 (0.09)%(6)       (0.07)%           0.03%            (0.59)%(5)        (0.69)%(5)(6)
Expenses                                      2.29%(6)         2.43%            2.60%             2.66%(5)          2.26%
Portfolio turnover rate(7)                    18.6%            47.8%           76.0%              70.0%             46.0%
Average brokerage commission rate(8)       $0.0057          $0.0045              --                 --                --

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 1997 were $67,970,339 and $45,322,854, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. See accompanying Notes to Financial Statements.





24  Oppenheimer Quest Global Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Global Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term non-money market debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term money market type debt securities having a remaining maturity of 60 days or less are valued at cost
(or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.





25  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

              The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.





26  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

================================================================================
2. CAPITAL STOCK

The Fund has authorized 100 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                                   SIX MONTHS ENDED MAY 31, 1997           YEAR ENDED NOVEMBER 30, 1996
                                   --------------------------------        -----------------------------------
                                   SHARES              AMOUNT              SHARES                 AMOUNT
--------------------------------------------------------------------------------------------------------------
Class A:
Sold                                 2,298,903         $ 38,165,417          2,539,864            $ 38,385,735
Dividends and distributions
reinvested                             402,738            6,322,991            950,833              13,558,877
Redeemed                            (1,252,130)         (20,780,993)        (2,280,780)            (34,732,874)
                                   -----------         ------------        -----------            ------------
Net increase                         1,449,511         $ 23,707,415          1,209,917            $ 17,211,738
                                   ===========         ============        ===========            ============

--------------------------------------------------------------------------------------------------------------
Class B:
Sold                                 1,478,852         $ 24,227,029          1,411,432             $21,229,261
Dividends and distributions
reinvested                              80,638            1,247,448             99,401               1,404,541
Redeemed                              (202,657)          (3,322,644)          (243,157)             (3,657,346)
                                    ----------         ------------         ----------            ------------
Net increase                         1,356,833         $ 22,151,833          1,267,676            $ 18,976,456
                                    ==========         ============         ==========            ============

--------------------------------------------------------------------------------------------------------------
Class C:
Sold                                   671,441         $ 11,003,913            807,869            $ 12,121,286
Dividends and distributions
reinvested                              31,127              480,584             29,254                 412,482
Redeemed                              (221,119)          (3,560,377)          (128,191)             (1,905,513)
                                     ---------         ------------         ----------            ------------
Net increase                           481,449         $  7,924,120            708,932            $ 10,628,255
                                     =========         ============         ==========            ============

================================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At May 31, 1997, net unrealized appreciation on investments of $79,236,963 was composed of gross appreciation of $84,975,766, and gross depreciation of $5,738,803.





27  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $400 million of average annual net assets, 0.70% of the next $400 million and 0.65% of average annual net assets in excess of $800 million.

              The Manager pays OpCap Advisors (the Sub-Adviser) based on the fee schedule set forth in the Prospectus. For the six months ended May 31, 1997, the Manager paid $502,294 to the Sub-Adviser. On February 13, 1997 PIMCO Advisors L.P. signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital (the parent of OpCap Advisors) and the 1.0% general interest in Oppenheimer Capital L.P.

              The administration fees are payable monthly to the Manager and are computed on the Fund's average daily net assets at the annual rate of 0.25%.

              For the six months ended May 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $384,862, of which $154,678 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $810,337 and $91,166, of which $43,438 and $1,100, respectively, was paid to an affiliated broker/dealer. During the six months ended May 31, 1997, OFDI received contingent deferred sales charges of $51,362 and $8,648, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

              OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays OFS an annual maintenance fee of $14.85 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended May 31, 1997, the Fund paid OFS $99,657.





28  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
The Fund has adopted a Distribution and Service Plan for Class A shares to compensate OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Both fees are computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan. During the six months ended May 31, 1997, OFDI paid $5,689 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses and retained $117,833 as compensation for Class A sales commissions and service fee advances, as well as financing costs.

              The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended May 31, 1997, OFDI retained $209,449 and $60,134, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At May 31, 1997, OFDI had incurred unreimbursed expenses of $1,201,026 for Class B and $215,404 for Class C.





29  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

              The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

              Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

              Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

              Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

              At May 31, 1997, the Fund had outstanding forward contracts to purchase and sell foreign currencies as follows:

                             EXPIRATION            CONTRACT              VALUATION AS OF         UNREALIZED          UNREALIZED
CONTRACTS TO PURCHASE        DATE                  AMOUNT (000s)         MAY 31, 1997            APPRECIATION        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Norwegian Krone (NOK)        6/2/97 6/3/97         11,114 NOK            $1,568,936              $   --                   $ 6,585
                                                                         ==========              ------                   -------

CONTRACTS TO SELL
---------------------------------------------------------------------------------------------------------------------------------
Czech Koruna (CZK)           6/4/97                 9,766 CZK            $  303,101              $2,519                   $    --
Thai Baht (THB)              8/18/97               23,344 THB               877,675                  --                     5,977
                                                                         ----------              ------                   -------
                                                                         $1,180,776               2,519                     5,977
                                                                         ==========              ------                   -------
Total Unrealized Appreciation and Depreciation                                                   $2,519                   $12,562
                                                                                                 ======                   =======





30  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
6. SECURITIES LOANED

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund pays State Street Bank and Trust Company 35% of the net interest earned as a fee for administering the security lending program. The custodian is authorized to loan securities on behalf of the Fund, against receipt of cash collateral at least equal in value to the value of the securities loaned. The collateral is invested by the custodian in money market instruments approved by the Manager. As of May 31, 1997, the Fund had on loan securities valued at $19,589,119. Cash of $20,855,642 was received as collateral for the loans, and has been invested in the approved instruments identified below. U.S. Treasury bonds valued at $8,300 were also received as collateral. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                                                                                        VALUATION AS OF
SECURITY                                                                                   MAY 31, 1997
-------------------------------------------------------------------------------------------------------
Janus Money Market Fund                                                                     $ 9,820,524
Provident: Temp Fund                                                                          6,062,795
Federated Securities Corp.                                                                    2,903,096
Seven Seas Prime Money Market Portfolio                                                       2,069,227
U.S. Treasury Bonds, 6.875%-14%, 5/15/05-2/15/25                                                  8,300
                                                                                            -----------
                                                                                            $20,863,942
                                                                                            ===========





31  Oppenheimer Quest Global Value Fund, Inc.

================================================================================
7. SHAREHOLDER MEETING

On May 29, 1997, a special shareholder meeting was held at which the selection of Price Waterhouse LLP as the independent certified public accountants and auditors of the Fund for the fiscal year beginning December 1, 1996 was ratified (Proposal No. 1), the proposed changes to certain of the Fund's fundamental investment policies, including changes to the investment objective, were approved (Proposal No. 2), the Investment Advisory Agreement between the Fund and OppenheimerFunds, Inc. was approved (Proposal No. 3), the Subadvisory Agreement between OppenheimerFunds, Inc. and OpCap Advisors was approved (Proposal No. 4), the Fund's Class A 12b-1 Distribution and Service Plan was approved by Class A shareholders (Proposal No. 5), the Fund's Class B 12b-1 Distribution and Service Plan was approved by Class B shareholders (Proposal No. 6), the Fund's Class C 12b-1 Distribution and Service Plan was approved by Class C shareholders (Proposal No. 7) and an Administrative Agreement between the Fund and OppenheimerFunds, Inc. was approved (Proposal No. 8) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

                                                                            WITHHELD/         BROKER
NOMINEE/PROPOSAL             FOR                      AGAINST               ABSTAIN           NON-VOTES                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Proposal No. 1               7,696,691.277            295,174.800           438,834.311       6,752,254                8,430,700.388
Proposal No. 2               7,296,847.814            606,622.518           614,344.603       6,752,254                8,517,814.935
Proposal No. 3               7,426,790.926            481,323.949           604,384.513       6,752,254                8,512,499.388
Proposal No. 4               7,391,733.444            433,102.169           687,661.775       6,752,254                8,512,497.388
Proposal No. 5               5,373,832.775            399,798.166           487,644.867       4,997,280                6,261,295.808
Proposal No. 6               1,306,267.973            120,458.336           161,725.622       1,239,426                1,588,451.931
Proposal No. 7                 634,438.134             18,794.161            14,829.901         515,548                  668,062.196
Proposal No. 8               7,361,988.776            442,050.997           659,746.162       6,752,254                8,463,785.935





32  Oppenheimer Quest Global Value Fund, Inc.

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.


====================================================================================================================================
OFFICERS AND DIRECTORS        Bridget A. Macaskill, Chairman of the Board of Directors and President
                              Paul Y. Clinton, Director
                              Thomas W Courtney, Director
                              Lacy B. Herrmann, Director
                              George Loft, Director
                              Robert C. Doll, Jr., Vice President
                              George C. Bowen, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Andrew J. Donohue, Secretary
                              Robert G. Zack, Assistant Secretary

====================================================================================================================================
INVESTMENT ADVISER            OppenheimerFunds, Inc.
AND ADMINISTRATOR

====================================================================================================================================
SUB-ADVISER                   OpCap Advisors

====================================================================================================================================
DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

====================================================================================================================================
TRANSFER AND SHAREHOLDER      OppenheimerFunds Services
SERVICING AGENT

====================================================================================================================================
CUSTODIAN OF                  State Street Bank and Trust Company
PORTFOLIO SECURITIES

====================================================================================================================================
INDEPENDENT ACCOUNTANTS       Price Waterhouse LLP

====================================================================================================================================
LEGAL COUNSEL                 Gordon Altman Butowsky Weitzen Shalov & Wein

                              The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants.  This is a copy of a report for shareholders of
                              Oppenheimer Quest Global Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Global Value Fund, Inc. For material information concerning the Fund, see the
                              Prospectus.

                              Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.





33  Oppenheimer Quest Global Value Fund, Inc.

OPPENHEIMERFUNDS FAMILY


==============================================================================================================
REAL ASSET FUNDS
--------------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

==============================================================================================================
STOCK FUNDS
--------------------------------------------------------------------------------------------------------------
Developing Markets Fund              Quest Small Cap Value Fund                   Global Fund
Enterprise Fund                      Capital Appreciation Fund(1)                 Quest Global Value Fund
International Growth Fund            Quest Capital Value Fund                     Disciplined Value Fund
Discovery Fund                       Growth Fund                                  Quest Value Fund

==============================================================================================================
STOCK & BOND FUNDS
--------------------------------------------------------------------------------------------------------------
Main Street Income &                 Quest Growth & Income                        Disciplined Allocation Fund
  Growth Fund                          Value Fund                                 Multiple Strategies Fund(2)
Quest Opportunity Value Fund         Global Growth & Income Fund                  Bond Fund for Growth
Total Return Fund                    Equity Income Fund

==============================================================================================================
BOND FUNDS
--------------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund                         U.S. Government Trust
High Yield Fund                      Strategic Income Fund                        Limited-Term Government Fund
                                     Bond Fund

==============================================================================================================
MUNICIPAL FUNDS
--------------------------------------------------------------------------------------------------------------
California Municipal Fund(3)         Pennsylvania Municipal Fund(3)               Rochester Division
Florida Municipal Fund(3)            Municipal Bond Fund                          Rochester Fund Municipals
New Jersey Municipal Fund(3)         Insured Municipal Fund                       Limited Term New York
New York Municipal Fund(3)           Intermediate Municipal Fund                    Municipal Fund

==============================================================================================================
MONEY MARKET FUNDS(4)
--------------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves

==============================================================================================================
LIFESPAN
--------------------------------------------------------------------------------------------------------------
Growth Fund                          Balanced Fund                                Income Fund

1. On 12/18/96, the Fund's name was changed from  Target Fund.
2. On 3/16/97, the Fund's name was changed from  Asset Allocation Fund.
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.





34  Oppenheimer Quest Global Value Fund, Inc.

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         And when you need help, our Customer Service Representatives are only
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         For added convenience, you can get automated information with
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         You can count on us whenever you need assistance. That's why the
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         So call us today, or visit us at our website at
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[OPPENHEIMERFUNDS LOGO]


RS0254.001.0597  July 30, 1997